Note 14 - Investments Accounted for Using The Equity Method (Tables)	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Investments [Text Block]
		As at June 30		As at March 31
(US dollars in thousands)	% Owned	20 20	2019	2019	2018
Innovative Solar Ventures I, LLC	50%	8,225	-	-	14,147
US-NC-31 Sponsor Partner, LLC	14.45%	-	-	-	-
US-NC-47 Sponsor Partner, LLC	10%	-	-	-	-
Total		8,225	-	-	14,147